Transactions with Related Parties (Details) In Thousands, unless otherwise specified	12 Months Ended			120 Months Ended	12 Months Ended			57 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 01, 2015	Dec. 31, 2014 Aegean Oil S.A. USD ($)	Dec. 31, 2013 Aegean Oil S.A. USD ($)	Dec. 31, 2012 Aegean Oil S.A. USD ($)	Dec. 31, 2014 Aegean Oil S.A. Mediterranean Vessel EUR (€)	Dec. 31, 2014 Aegean Shipping Management S.A. USD ($)	Dec. 31, 2013 Aegean Shipping Management S.A. USD ($)	Dec. 31, 2012 Aegean Shipping Management S.A. USD ($)	Dec. 31, 2014 General Maritime Corporation, renamed to Gerer8 Maritime Inc USD ($)	Dec. 31, 2013 General Maritime Corporation, renamed to Gerer8 Maritime Inc USD ($)	Dec. 31, 2012 General Maritime Corporation, renamed to Gerer8 Maritime Inc USD ($)	Dec. 31, 2014 Unique Tankers LLC USD ($)	Dec. 31, 2013 Unique Tankers LLC USD ($)	Dec. 31, 2012 Unique Tankers LLC USD ($)	Dec. 31, 2014 Melco S.A. USD ($)	Dec. 31, 2013 Melco S.A. USD ($)	Dec. 31, 2012 Melco S.A. USD ($)	Dec. 31, 2014 Aegean V USD ($)	Dec. 31, 2013 Aegean V USD ($)	Dec. 31, 2012 Aegean V USD ($)	Dec. 31, 2014 Aegean VIII USD ($)	Dec. 31, 2014 Other related companies affiliated with the Chairman of the Board USD ($)	Dec. 31, 2013 Other related companies affiliated with the Chairman of the Board USD ($)	Dec. 31, 2014 Other related companies affiliated with founder or his relatives USD ($)	Dec. 23, 2013 Other related companies affiliated with founder or his relatives USD ($)	Dec. 31, 2013 Other related companies affiliated with founder or his relatives USD ($)	Dec. 31, 2012 Other related companies affiliated with founder or his relatives USD ($)
Related Party Transaction [Line Items]
Number of service stations					560
Payment period				30 calendar days
Penalty on late payment				10.00%
Termination notice				12 months
Cost of marine petroleum products - related companies	$ 6,286,453	$ 6,025,742	$ 6,939,636		$ 342,666	$ 414,653	$ 455,476		$ 1,430	$ 2,042	$ 0	$ 1,542	$ 0	$ 0				$ 5,888	$ 6,658	$ 2,640
Cost of voyage revenues	14,729	16,202	15,136		1,362	3,976	1,868
Selling and distribution expenses	220,830	201,597	210,236		1,700
Trade payables to related companies	3,422	10,508			3,016	10,264												406	244
Due from related companies	18,662	14,654			1,867	2,012			13,344	9,133		141	452		419	0					750	2,210		1,448	228	269	466		578
Storage facility monthly hire rate								35
Voyage revenues	30,410	25,049	22,726		0	0	542														1,809	8,756	8,141	3,352			106		101	72
Other payables to related companies	1,172	1,902			102	1,587						299						8	6								764		309
Sales of marine petroleum products - related companies	6,590,998	6,282,466	7,208,440						7,653	7,818	7,133	7,190	6,258	30,628	9,858	0	0	3,709	7,667	4,631					1,909	1,024
Office rentals incurred	34,715	19,427	7,375																								732		724	671
Gain/(loss) on sale of vessel	$ (12,864)	$ (4,312)	$ (5,966)																									$ (206)